Accounts Payable and Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Salaries, wages and bonuses	$ 469,483	$ 1,394,955	$ 975,835
Legal fees	2,663,472	124,920	529,745
Professional fees other than legal	1,392,473	999,599
Other accrued expenses	323,772	472,050	54,521
Accounts payable and accrued expenses	$ 8,329,219	2,991,524	1,901,176
Nonrelated Party
Related Party Transaction [Line Items]
Professional fees other than legal		999,599	116,319
Related Party
Related Party Transaction [Line Items]
Professional fees other than legal		$ 0	$ 224,756